Chapman and Cutler LLP                                 111 West Monroe Street
                                                       Chicago, Illinois 60603


                              December 18, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Sally Samuel


      Re:                           FT 7840
            Senior Loan and Dividend Growers Portfolio, Series 22
                                 (the "Trust")
            ______________________________________________________


Dear Ms. Samuel:


      Included herewith please find a copy of the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on December 18, 2018. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will invest in a portfolio of common stocks, closed-end funds and exchange-traded funds ("ETFs"). As certain of the ETFs in which the Trust will invest are structured as open-end management investment companies, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 7728 (File No. 333-227956), declared effective by the Commission on November 27, 2018.

       The purpose of this Amendment is to update the Prospectus.

       We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about January 22, 2019, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on January 22, 2019.


      Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

      In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric F. Fess at (312/845-3781).

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP



                                             By   /s/ Brian D. Free
                                                ______________________________
                                                       Brian D. Free


cc:   Eric F. Fess
W. Scott Jardine

Enclosure